Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 298,836	kr 263,961
Financial liabilities at fair value	280,800	244,309
Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	256,619	223,465
Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	21,934	16,480
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	86,621	79,901
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	32,203	34,086
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	54,418	45,815
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	64,687	63,421
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	16,789	20,426
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	47,898	42,995
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	21,934	16,480
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	15,414	13,660
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	6,520	2,820
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	66,311	7,916
Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	64,378	5,942
Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	1,933	1,974
Available-for-sale assets
Disclosure of detailed information about financial instruments
Financial assets at fair value		44,076
Available-for-sale assets | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value		4,382
Available-for-sale assets | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value		39,694
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Financial assets at fair value	11,117	4,382
Treasuries/government bonds | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	11,117
Treasuries/government bonds | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	11,117
Treasuries/government bonds | Available-for-sale assets
Disclosure of detailed information about financial instruments
Financial assets at fair value		4,382
Treasuries/government bonds | Available-for-sale assets | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value		4,382
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Financial assets at fair value	48,665	39,807
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	48,665	113
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	48,665	113
Other interest-bearing securities except loans | Available-for-sale assets
Disclosure of detailed information about financial instruments
Financial assets at fair value		39,694
Other interest-bearing securities except loans | Available-for-sale assets | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value		39,694
Derivatives
Disclosure of detailed information about financial instruments
Financial assets at fair value	6,529	7,803
Derivatives | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial assets at fair value	6,529	7,803
Derivatives | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	4,596	5,829
Derivatives | Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 1,933	kr 1,974